Accumulated Other Comprehensive Income (Loss) (Changes in Components of Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	3 Months Ended		9 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Beginning Balance	¥ 3,208,499	¥ 3,040,685	¥ 3,103,144	¥ 3,065,835
Total other comprehensive income (loss)	33,213	(7,221)	58,723	(15,020)
Ending Balance	3,244,765	3,002,214	3,244,765	3,002,214
AOCI Attributable to Parent
Beginning Balance	(59,822)	(124,264)	(84,650)	(118,532)
Total other comprehensive income (loss)	33,213	(7,221)	58,723	(15,020)
Transaction with noncontrolling interests	(1,475)		(1,475)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1,285	(431)	1,967	(2,218)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				(280)
Ending Balance	(29,369)	(131,054)	(29,369)	(131,054)
Net unrealized gains (losses) on investment in securities
Beginning Balance	(7,888)	(3,130)	(16,208)	(5,001)
Net unrealized gains (losses)	4,302	(5,761)	16,680	(4,571)
Reclassification adjustment included in net income, net of tax	(49)	(345)	(4,107)	344
Total other comprehensive income (loss)	4,253	(6,106)	12,573	(4,227)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	18	0	26
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				0
Ending Balance	(3,635)	(9,254)	(3,635)	(9,254)
Debt Valuation Adjustments
Beginning Balance	497	923	558	1,457
Net unrealized gains (losses)	14	(85)	(32)	(593)
Reclassification adjustment included in net income, net of tax	(7)	(24)	(22)	(50)
Total other comprehensive income (loss)	7	(109)	(54)	(643)
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	0	0	0
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				0
Ending Balance	504	814	504	814
Defined benefit pension plans
Beginning Balance	(20,923)	(26,248)	(21,073)	(26,375)
Net unrealized gains (losses)	(72)	(121)	(110)	(380)
Reclassification adjustment included in net income, net of tax	89	192	276	576
Total other comprehensive income (loss)	17	71	166	196
Transaction with noncontrolling interests	0		0
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	0	(1)	(1)	(3)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				0
Ending Balance	(20,906)	(26,176)	(20,906)	(26,176)
Foreign currency translation adjustments
Beginning Balance	(22,139)	(79,142)	(36,456)	(72,471)
Net unrealized gains (losses)	25,173	(3,281)	39,553	(13,538)
Reclassification adjustment included in net income, net of tax	247	413	799	1,921
Total other comprehensive income (loss)	25,420	(2,868)	40,352	(11,617)
Transaction with noncontrolling interests	(1,472)		(1,472)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	1,058	(564)	1,673	(2,362)
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				(280)
Ending Balance	751	(81,446)	751	(81,446)
Net unrealized gains (losses) on derivative instruments
Beginning Balance	(9,369)	(16,667)	(11,471)	(16,142)
Net unrealized gains (losses)	4,079	(827)	4,427	(2,933)
Reclassification adjustment included in net income, net of tax	(563)	2,618	1,259	4,204
Total other comprehensive income (loss)	3,516	1,791	5,686	1,271
Transaction with noncontrolling interests	(3)		(3)
Less: Other Comprehensive Income (Loss) Attributable to the Noncontrolling Interests	227	116	295	121
Less: Other Comprehensive Income (Loss) Attributable to the Redeemable Noncontrolling Interests				0
Ending Balance	¥ (6,083)	¥ (14,992)	¥ (6,083)	¥ (14,992)